UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: _9/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
September 30, 2014

Franklin California Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin California
Tax-Free Income Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and
Statement of Investments	11
Financial Statements	30
Notes to Financial Statements	33
Shareholder Information	40

Semiannual Report

Franklin California Tax-Free Income Fund

We are pleased to bring you Franklin California Tax-Free Income Fund’s semiannual report for the period ended September 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes (for California residents) as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $7.21 on March 31, 2014, to $7.46 on September 30, 2014. The Fund’s Class A shares paid dividends totaling 15.46 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.94% based on an annualization of the 2.56 cent per share September dividend and the maximum offering price of $7.79 on September 30, 2014. An investor in the 2014 maximum combined effective federal and California personal income tax bracket of 50.83% would need to earn a distribution rate of 8.01% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Credit Quality Breakdown*
9/30/14
% of Total
Ratings	Long-Term Investments
AAA	8.02%
AA	41.38%
A	17.84%
BBB	17.32%
Below Investment Grade	11.02%
Refunded	3.52%
Not Rated	0.90%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

State Update

California’s large and diverse economy improved during the period under review. Employment has been growing at a higher rate than the nation’s due to continued growth in high technology employment and a recovery in the construction industry. Although the state’s 7.4% unemployment rate in August 2014 was still higher than 6.1% for the U.S., the gap has narrowed.3 The housing market in California appeared to be rebounding as median sales prices of existing single-family homes rose in the second quarter of 2014. The state has several economic advantages, such as a well-educated workforce, the ability to attract venture capital, and a leading role in the growing biotechnol-ogy and alternative energy industries. California residents also have somewhat higher income than the national average.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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Due to stronger-than-expected revenue growth, California produced better-than-budgeted results in fiscal year 2014 (ended June 30). The state closed its 2014 fiscal year in its strongest fiscal position of the past decade. The enacted budget for fiscal year 2015 was expected to further pay down budgetary deferrals and to add to the state’s budget stabilization fund, the first time a deposit has been made to this fund in several years. California’s net tax-supported debt was $2,465 per capita and 5.3% of personal income, compared with the $1,054 and 2.6% national medians.4

Independent credit rating agency Moody’s Investors Service assigned California’s general obligation bonds an Aa3 rating with a stable outlook.5 The rating and outlook reflected Moody’s view of the state’s robust employment growth, higher revenues, improving financial governance, strong liquidity, high but declining debt ratios and adjusted net pension liability ratios that are close to the state median. However, Moody’s noted some challenges, including California’s highly volatile tax revenue structure and governance restrictions, lack of reserves to cushion the state’s finances from future downturns, and continued difficulties resulting from past reliance on deficit borrowing and other one-time solutions to resolve prior years’ budgetary gaps.

Dividend Distributions
4/1/14–9/30/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
April	2.61	2.28	2.67
May	2.61	2.28	2.67
June	2.56	2.23	2.62
July	2.56	2.23	2.62
August	2.56	2.23	2.62
September	2.56	2.22	2.61
Total	15.46	13.47	15.81

Municipal Bond Market Overview

For the six months ended September 30, 2014, municipal bond market performance remained strong as prices rose. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +4.12% total return for the period.6 In comparison, the Barclays U.S. Treasury Index posted a +1.70% six-month return.6

A decline in issuance contributed to municipal market strength throughout this reporting period. The decreased supply did not dampen individual or institutional investor appetite as buyers found attractive the higher relative yields offered by this asset class. Investors seeking tax-free income seemed to recognize the value municipal bonds offered despite current, low interest rates. Throughout the period, demand for tax-exempt income remained strong, and municipal bond fund inflows reversed the outflows of the prior year.

At the beginning of 2014, the Federal Reserve Board (Fed) began to modestly reduce the pace of its bond buying program. The municipal bond market showed little reaction initially. Economic data during this reporting period continued to indicate positive trends such as lower unemployment and a stronger housing market. Despite the pockets of positive news, the Fed Chair remained concerned that low wage growth and workforce participation were evidence that the labor market might be weaker than reported and therefore left interest rates low. This commitment to lower interest rates combined with lower levels of new-issue municipal bond supply compared with the previous year helped support a rise in municipal bond prices during the reporting period.

Certain credit events continued to challenge the municipal bond market during the period under review. Independent credit rating agencies Standard & Poor’s (S&P), Moody’s and Fitch Ratings downgraded Puerto Rico general obligation debt to below investment grade. The City of Detroit, Michigan, after filing for the largest municipal bankruptcy in U.S. history, remained in litigation with creditors. In addition, reports from rating agencies and research organizations mentioned under-funded pensions that could affect the fiscal stability of several

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate Moody’s rating of the Fund.
6. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

On June 28, 2014, Puerto Rico Governor Alejandro García-Padilla signed into law the Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, cannot file for bankruptcy under the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. At period-end, no Puerto Rico public corporation had filed to reorganize under the act. Market reaction to the new law increased volatility within this sector, but despite the negative reaction, during this reporting period, Puerto Rico bonds overall delivered a +3.33% total return, as measured by the Barclays Puerto Rico Municipal Bond Index.7

Franklin Templeton also joined a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Portfolio Breakdown
9/30/14
% of Total
Long-Term Investments*
Transportation	22.5%
General Obligation	18.5%
Hospital & Health Care	16.5%
Utilities	11.1%
Refunded	10.7%
Subject to Government Appropriations	8.4%
Tax-Supported	5.3%
Higher Education	4.0%
Other Revenue	1.9%
Housing	1.1%

*Does not include short-term investments and other net assets.

Manager’s Discussion

Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer

7. Source: Barclays.
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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

term bonds. Consistent with our strategy, we sought to purchase bonds that ranged from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of September 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/14	3/31/14		Change
A (FKTFX)	$7.46	$7.21	+$	0.25
C (FRCTX)	$7.45	$7.19	+$	0.26
Advisor (FCAVX)	$7.45	$7.20	+$	0.25

Distributions (4/1/14–9/30/14)
Dividend
Share Class	Income
A	$0.1546
C	$0.1347
Advisor	$0.1581

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 9/30/14

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]	Operating Expenses[3]
A					0.57%
6-Month	+	5.67%	+	1.18%
1-Year	+	11.74%	+	6.99%
5-Year	+	30.07%	+	4.49%
10-Year	+	63.77%	+	4.60%
C					1.13%
6-Month	+	5.54%	+	4.54%
1-Year	+	11.15%	+	10.15%
5-Year	+	26.56%	+	4.82%
10-Year	+	54.98%	+	4.48%
Advisor					0.48%
6-Month	+	5.73%	+	5.73%
1-Year	+	11.86%	+	11.86%
5-Year	+	30.73%	+	5.51%
10-Year	+	65.36%	+	5.16%

		Distribution		Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[4]		Distribution Rate[5]	Standardized Yield[6]		Standardized Yield[5]
A		3.94%		8.01%	2.69%		5.47%
C		3.58%		7.28%	2.26%		4.60%
Advisor		4.20%		8.54%	2.90%		5.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to be higher than the figures shown.
4. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 9/30/14.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
6. The 30-day standardized yield for the 30 days ended 9/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/14	Value 9/30/14	Period* 4/1/14–9/30/14
A
Actual	$1,000	$1,056.70	$2.94
Hypothetical (5% return before expenses)	$1,000	$1,022.21	$2.89
C
Actual	$1,000	$1,055.40	$5.82
Hypothetical (5% return before expenses)	$1,000	$1,019.40	$5.72
Advisor
Actual	$1,000	$1,057.30	$2.48
Hypothetical (5% return before expenses)	$1,000	$1,022.66	$2.43

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.57%; C: 1.13%; and Advisor: 0.48%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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		FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Highlights
	Six Months Ended
	September 30, 2014		Year Ended March 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.21	$7.50	$7.31	$6.55	$6.99	$6.42
Income from investment operations[a]:
Net investment income[b]	0.15	0.32	0.31	0.33	0.33	0.33
Net realized and unrealized gains (losses)	0.25	(0.29)	0.19	0.77	(0.44)	0.57
Total from investment operations	0.40	0.03	0.50	1.10	(0.11)	0.90
Less distributions from net investment
income	(0.15)	(0.32)	(0.31)	(0.34)	(0.33)	(0.33)
Net asset value, end of period	$7.46	$7.21	$7.50	$7.31	$6.55	$6.99

Total return[c]	5.67%	0.56%	6.89%	17.19%	(1.82)%	14.35%

Ratios to average net assets[d]
Expenses	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	4.18%	4.47%	4.15%	4.71%	4.73%	4.84%

Supplemental data
Net assets, end of period (000’s)	$11,362,037	$10,997,355	$12,645,406	$12,259,513	$11,238,491	$12,789,616
Portfolio turnover rate	3.65%	20.33%	8.92%	5.96%	7.41%	7.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2014		Year Ended March 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.19	$7.49	$7.30	$6.54	$6.98	$6.41
Income from investment operations[a]:
Net investment income[b]	0.13	0.28	0.27	0.29	0.29	0.29
Net realized and unrealized gains (losses)	0.26	(0.30)	0.19	0.77	(0.44)	0.57
Total from investment operations	0.39	(0.02)	0.46	1.06	(0.15)	0.86
Less distributions from net investment
income	(0.13)	(0.28)	(0.27)	(0.30)	(0.29)	(0.29)
Net asset value, end of period	$7.45	$7.19	$7.49	$7.30	$6.54	$6.98

Total return[c]	5.54%	(0.14)%	6.32%	16.57%	(2.37)%	13.74%

Ratios to average net assets[d]
Expenses	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income	3.62%	3.91%	3.59%	4.15%	4.17%	4.28%

Supplemental data
Net assets, end of period (000’s)	$1,223,353	$1,143,138	$1,403,410	$1,219,459	$1,013,615	$1,113,728
Portfolio turnover rate	3.65%	20.33%	8.92%	5.96%	7.41%	7.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2014		Year Ended March 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.20	$7.49	$7.30	$6.54	$6.98	$6.41
Income from investment operations[a]:
Net investment income[b]	0.16	0.32	0.32	0.34	0.33	0.34
Net realized and unrealized gains (losses)	0.25	(0.28)	0.18	0.77	(0.44)	0.57
Total from investment operations	0.41	0.04	0.50	1.11	(0.11)	0.91
Less distributions from net investment
income	(0.16)	(0.33)	(0.31)	(0.35)	(0.33)	(0.34)
Net asset value, end of period	$7.45	$7.20	$7.49	$7.30	$6.54	$6.98

Total return[c]	5.73%	0.65%	7.00%	17.32%	(1.73)%	14.47%

Ratios to average net assets[d]
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	4.27%	4.56%	4.24%	4.80%	4.82%	4.93%

Supplemental data
Net assets, end of period (000’s)	$814,123	$639,087	$756,542	$591,932	$446,360	$393,057
Portfolio turnover rate	3.65%	20.33%	8.92%	5.96%	7.41%	7.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, September 30, 2014 (unaudited)
	Principal
	Amount	Value
Municipal Bonds 94.2%
California 88.5%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc.,
California Mortgage Insured, 6.65%, 10/01/22	$520,000	$521,378
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A,
5.45%, 4/01/39	5,500,000	5,499,890
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	20,188,901
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	10,377,600
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	20,371,050
St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29	9,050,000	10,187,313
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29	8,620,000	9,943,773
ABAG Revenue Tax Allocation, RDA Pool, Series A6, AGMC Insured, 5.375%, 12/15/25	445,000	446,041
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A,
AGMC Insured, 5.30%, 10/01/21	255,000	255,648
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
Series A, AMBAC Insured,
5.30%, 10/01/22	81,685,000	87,462,580
5.30%, 10/01/23	70,015,000	74,884,543
5.40%, 10/01/24	43,770,000	46,821,644
5.45%, 10/01/25	32,960,000	35,305,104
zero cpn., 10/01/29	20,000,000	10,383,200
zero cpn., 10/01/30	41,665,000	20,225,441
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,
5.00%, 6/01/23	19,195,000	19,257,000
5.30%, 6/01/26	7,000,000	7,023,310
5.00%, 6/01/28	8,925,000	8,951,953
Alhambra USD, GO, Election of 2004, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
8/01/29	13,025,000	13,549,647
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,603,941
Election of 2007, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	31,408,775
Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	5,372,100
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	21,644,200
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Subordinate,
Series C, AGMC Insured, zero cpn.,
9/01/24	26,855,000	19,077,523
9/01/26	29,430,000	18,686,284
9/01/27	22,860,000	13,691,540
9/01/28	14,425,000	8,101,946
9/01/29	24,810,000	13,117,543
9/01/32	13,665,000	6,072,453
9/01/33	37,070,000	15,599,056
9/01/34	24,970,000	9,843,923
3/01/37	15,080,000	5,095,984
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%,
10/01/29	4,325,000	4,336,202
10/01/34	5,500,000	5,512,925
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	5,490,542
Antelope Valley Community College District GO, Election of 2004, Series B, NATL Insured, 5.25%,
8/01/39	14,900,000	16,190,191
Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38	8,420,000	9,556,447
Bakersfield City School District GO, Series A, AGMC Insured, 5.00%, 11/01/31	8,390,000	9,129,662
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	2,690,000	2,701,971

14 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/36	$11,410,000	$3,255,387
Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	25,000,000	2,936,250
Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53	60,000,000	4,782,600
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	101,435,000	108,633,842
Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	93,921,124
Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	20,977,380
Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	61,756,177
Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	80,742,000
Subordinate, Series S-4, 5.00%, 4/01/43	35,000,000	38,801,700
Subordinate, Series S-4, 5.125%, 4/01/48	20,000,000	22,308,000
Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	36,826,680
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,092,191
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, 5.00%,
8/01/32	10,000,000	10,800,400
Beverly Hills USD, GO, Election of 2002, Series B, Pre-Refunded, 5.00%, 8/01/30	8,590,000	8,936,005
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,499,625
Kern County Tobacco Funding Corp., Series A, 6.125%, 6/01/43	28,135,000	28,138,095
Kern County Tobacco Funding Corp., Series B, 6.25%, 6/01/37	19,460,000	19,467,395
Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,689,565
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.75%, 7/01/15	2,780,000	2,790,953
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	985,000	989,334
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	43,780,000	42,996,338
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	6,340,000	6,344,692
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,534,085
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	1,990,000	1,992,010
California HFAR,
Home Mortgage, Series K, 4.75%, 8/01/36	5,000,000	5,006,050
MFHR III, Series B, NATL Insured, 5.50%, 8/01/39	11,950,000	11,950,717
California Infrastructure and Economic Development Bank Revenue,
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded,
5.00%, 7/01/33	5,000,000	6,414,850
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
7/01/29	50,985,000	65,146,084
Los Angeles County Department of Public Social Services Facility, AMBAC Insured, 5.00%,
9/01/35	7,765,000	7,772,299
California State Educational Facilities Authority Revenue,
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	4,903,089
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	4,487,126
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	2,389,806
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	2,933,403
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	3,720,156
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	3,529,096
Occidental College, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/36	7,275,000	7,626,965
Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35	5,220,000	5,412,827
Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,161,070
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	33,306,374
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	28,495,000	37,112,743
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	18,794,065
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	118,620,851

franklintempleton.com	Semiannual Report | 15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	$5,005,000	$5,141,637
Various Purpose, 5.125%, 4/01/24	5,000	5,021
Various Purpose, 6.00%, 5/01/24	2,565,000	2,577,774
Various Purpose, 5.20%, 4/01/26	20,000	20,083
Various Purpose, 5.00%, 8/01/34	48,000,000	53,347,200
Various Purpose, 6.00%, 4/01/38	57,130,000	67,934,426
Various Purpose, 6.00%, 11/01/39	100,000,000	120,995,000
Various Purpose, 5.25%, 11/01/40	69,685,000	79,708,490
Various Purpose, AGMC Insured, 5.50%, 4/01/19	540,000	554,569
Various Purpose, AGMC Insured, 5.50%, 3/01/20	415,000	424,342
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	214,998
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	923,154
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	1,009,384
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	260,829
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	28,243,540
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	30,825,750
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	64,638,333
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,569,250
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,897,610
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	94,108,600
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,848,615
[a]Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,252,250
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	21,725,800
California State Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	20,305,620
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,378,600
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	54,684,000
Catholic Healthcare West, Series G, 5.25%, 7/01/23	3,000,000	3,005,580
Cedars-Sinai Medical Center, 5.00%, 8/15/39	4,200,000	4,579,554
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	10,624,700
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,804,540
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	16,695,042
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,872,800
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,674,528
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,227,870
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,851,800
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	152,569
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	7,795,095
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	12,307,900
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	32,438,574
Sutter Health, Series A, 5.25%, 11/15/46	76,570,000	81,815,811
Sutter Health, Series A, 5.00%, 8/15/52	76,565,000	83,664,107
California State Municipal Finance Authority COP, Community Hospitals of Central California
Obligated Group,
5.375%, 2/01/29	10,000,000	10,692,500
5.25%, 2/01/37	37,100,000	38,069,052
5.50%, 2/01/39	13,250,000	14,134,967
5.25%, 2/01/46	90,650,000	92,754,893
California State Municipal Finance Authority Revenue,
Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,694,260
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	36,595,754

16 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
California Science Center, Series A, 5.25%, 10/01/22	$8,645,000	$8,673,788
Department of Corrections, Series C, 5.00%, 6/01/25	4,810,000	4,825,777
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,529,550
Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17	8,320,000	8,356,525
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,759,947
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	54,170,564
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	20,078,416
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,926,100
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	10,079,907
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,810,800
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	116,241,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	59,817,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,630,800
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,827,300
California State RAN, 1.50%, 6/22/15	50,000,000	50,496,000
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,413,430
Refunding, Series A, 5.00%, 11/01/42	29,645,000	32,940,338
Refunding, Series A, 5.00%, 11/01/44	32,345,000	36,758,475
Refunding, Series C, NATL Insured, 5.00%, 11/01/30	4,100,000	4,293,028
Refunding, Series C, NATL Insured, 5.00%, 11/01/35	3,280,000	3,425,337
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	11,390,000	11,987,178
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/35	9,620,000	10,124,377
California Statewide CDA, COP,
NATL Insured, 5.00%, 4/01/18	5,750,000	5,761,615
NATL Insured, 5.125%, 4/01/23	6,000,000	6,005,220
The Internext Group, 5.375%, 4/01/17	1,700,000	1,705,168
The Internext Group, 5.375%, 4/01/30	32,945,000	33,040,211
California Statewide CDA Revenue,
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,641,810
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,770,000	10,892,182
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	14,098,149
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	10,448,290
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	64,302,330
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	20,873,180
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	60,945,360
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	5,640,000	5,484,562
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	5,000,000	4,846,500
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	13,900,000	13,407,384
Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	23,930,000	22,922,308
Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	2,800,000	2,719,472
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/33	20,000,000	22,906,200
Enloe Medical Center, Series B, California Mortgage Insured, 5.75%, 8/15/38	36,500,000	40,759,185
Health Facility, Adventist Health, Series A, 5.00%, 3/01/30	6,300,000	6,368,481
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded,
5.00%, 10/01/37	4,000,000	4,521,520
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	20,000,000	20,502,200
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35	45,000,000	45,984,600
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,790,914
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,610,900
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	97,366,313

franklintempleton.com	Semiannual Report | 17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Kaiser Permanente, Series B, 5.00%, 3/01/41	$46,980,000	$48,142,755
Kaiser Permanente, Series B, 5.25%, 3/01/45	179,945,000	185,442,320
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	21,447,000
Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24	12,290,000	14,732,023
Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29	20,015,000	24,233,562
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	19,690,000	23,482,491
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,410,778
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	32,737,600
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	13,272,000
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	16,121,304
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	4,945,346
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	108,300,000	112,406,736
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	68,164,221
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	25,510,270
California Statewide CDA Revenue COP,
CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
10/01/25	24,545,000	28,189,932
Southern California Development Corp., California Mortgage Insured, 6.10%, 12/01/15	555,000	557,503
California Statewide CDA Student Housing Revenue, University of California Irvine East Campus
Apartments Phase I, Refunding,
5.125%, 5/15/31	8,000,000	8,841,200
5.375%, 5/15/38	8,500,000	9,465,600
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A,
AGMC Insured, 5.25%, 10/01/24	275,000	275,971
Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
Refunding, AMBAC Insured, 5.00%, 9/01/36	4,800,000	4,800,864
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
10/01/33	5,000,000	5,001,300
Campbell USD,
GO, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/28	5,205,000	5,712,488
GO, Series E, AGMC Insured, 5.00%, 8/01/29	6,260,000	6,611,061
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/20	5,000,000	4,403,950
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/21	6,280,000	5,285,876
Carlsbad USD, GO,
zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	12,649,280
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	23,864,940
Centinela Valley UHSD, GO, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	19,863,229
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, 5.00%,
8/01/31	16,580,000	17,415,964
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
5.00%, 11/01/22	1,675,000	1,798,163
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured,
5.00%, 4/01/32	4,000,000	4,028,000
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,720,080
Chula Vista IDR, San Diego Gas and Electric Co.,
Refunding, Series A, 5.875%, 2/15/34	17,500,000	20,066,200
Series A, 5.30%, 7/01/21	8,500,000	8,681,985
Series B, 5.50%, 12/01/21	14,000,000	14,324,660
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Radian
Insured, 5.125%, 8/01/35	5,175,000	5,176,604

18 | Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	$10,000,000	$10,207,500
6.00%, 8/01/35	11,160,000	11,422,818
6.00%, 8/01/42	10,000,000	10,190,700
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,188,302
Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29	5,660,000	5,910,342
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15	6,810,000	6,796,789
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
NATL Insured, 5.00%, 9/01/34	6,115,000	6,124,234
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,365,000	6,391,097
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,115,712
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	9,523,060
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,804,200
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	16,256,240
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/37	99,545,000	108,435,364
Series A, NATL Insured, 5.00%, 6/01/28	3,635,000	3,743,032
Series A, NATL Insured, 5.00%, 6/01/30	4,510,000	4,641,602
Series A, NATL Insured, 5.00%, 6/01/35	7,505,000	7,710,787
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	3,365,000	3,473,252
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	13,230,000	13,655,609
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/30	10,490,000	10,827,463
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/35	20,000,000	20,643,400
Subordinate, Series A, NATL Insured, 5.00%, 6/01/29	14,265,000	14,684,248
El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
California Mortgage Insured, 5.25%, 3/01/26	6,790,000	6,807,654
Fairfax Elementary School District GO, Election of 2010, Refunding, AGMC Insured, zero cpn.,
11/01/48	10,380,000	1,734,394
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,239,900
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
NATL Insured, 5.00%, 3/01/33	8,215,000	8,242,274
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
10/01/27	12,500,000	12,549,500
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding, Series A, 5.75%, 1/15/46	260,000,000	297,362,000
Refunding, Series A, 6.00%, 1/15/49	305,000,000	351,893,750
Refunding, Series A, 6.00%, 1/15/53	190,000,000	218,895,200
Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	15,269,100
Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	27,116,156
Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	18,373,311
Refunding, Series A, zero cpn., 1/15/42	130,000,000	26,534,300
Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	62,340,740
senior lien, Series A, 5.00%, 1/01/35	15,955,000	16,022,171
senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	26,829,533
senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	4,774,400
senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	57,785,854
senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	16,098,685
senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	17,576,671
senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	10,919,400
senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,391,100
senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	23,529,525

franklintempleton.com	Semiannual Report | 19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Fremont USD Alameda County GO, Election of 2002, Series B, AGMC Insured, Pre-Refunded,
5.00%, 8/01/28	$10,000,000	$10,402,800
Fresno USD, GO,
Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	8,937,990
Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	6,655,950
Glendale Community College District GO, NATL RE, FGIC Insured, zero cpn., 8/01/28	15,000,000	8,118,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Senior Series A-1, 5.125%, 6/01/47	5,000,000	3,677,150
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	77,500,000	61,820,975
Enhanced, Asset-Backed, Refunding, AGMC Insured, 5.00%, 6/01/45	30,000,000	30,501,600
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	34,000,000	34,615,740
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	14,085,000	14,340,079
Enhanced, Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45	20,000,000	20,362,200
Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45	30,000,000	30,543,300
Enhanced, Asset-Backed, Series A, AGMC Insured, 5.00%, 6/01/35	50,000,000	51,126,000
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area,
Series A, 6.00%, 9/01/33	10,000,000	10,849,200
Hartnell Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/22, 6.125% thereafter, 8/01/33	20,000,000	16,582,600
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty,
zero cpn., 8/01/48	37,665,000	6,878,759
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%,
8/01/34	7,750,000	8,914,825
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A,
NATL RE, FGIC Insured, zero cpn., 8/01/28	10,005,000	6,067,332
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed Bonds,
Turbo Convertible Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	34,967,450
Irvine USD Financing Authority Special Tax, Series A,
5.00%, 9/01/26	2,865,000	2,900,268
5.125%, 9/01/36	10,585,000	10,662,059
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	15,487,800
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	1,205,000	1,208,748
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,438,814
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	5,900
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%,
8/01/39	10,280,000	10,936,378
Lemon Grove School District GO, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	3,540,173
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
5.00%, 12/01/23	8,700,000	8,821,974
8.25%, 12/01/38	35,000,000	39,031,300
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
5.50%, 11/15/28	8,000,000	9,690,160
5.00%, 11/15/29	17,465,000	20,075,144
5.50%, 11/15/30	5,000,000	6,071,350
5.00%, 11/15/35	69,800,000	79,902,154
5.50%, 11/15/37	35,000,000	42,509,950
Long Beach Community College District GO, Election of 2008, Series B, 4.00%, 8/01/42	9,930,000	10,089,873
Los Angeles Community College District GO,
Election of 2001, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/32	21,500,000	23,770,830
Election of 2001, Series E-1, 5.00%, 8/01/33	25,000,000	27,975,250
Election of 2003, Series F-1, 5.00%, 8/01/33	20,000,000	22,380,200

20 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
District No. 14, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	$6,000,000	$6,238,740
District No. 20, Series A, NATL Insured, 5.00%, 10/01/34	215,000	223,073
Los Angeles Department of Airports Revenue, Los Angeles International Airport,
Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,621,479
Senior, Series A, 5.00%, 5/15/34	18,500,000	20,952,915
Senior, Series A, 5.25%, 5/15/39	14,000,000	15,681,400
Senior, Series D, 5.00%, 5/15/35	80,000,000	89,748,800
Subordinated, Refunding, Series C, 5.125%, 5/15/33	16,000,000	17,788,960
Los Angeles Department of Water and Power Revenue,
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	11,101,600
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/31	10,000,000	10,312,500
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/35	63,435,000	65,166,775
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	12,280,849
Power System, Series B, 5.00%, 7/01/43	62,000,000	70,441,920
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	90,738,817
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	15,256,012
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	19,611,000
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	41,187,820
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,796,281
Los Angeles USD, GO,
Series E, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/30	15,000,000	15,543,300
Series F, 5.00%, 7/01/29	2,250,000	2,577,060
Series I, 5.00%, 7/01/29	10,000,000	11,453,600
Series I, 5.00%, 1/01/34	36,760,000	41,513,436
Los Angeles Wastewater System Revenue, Refunding, Series A, 5.00%, 6/01/39	25,000,000	27,524,750
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	33,909,750
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22	6,330,000	7,679,873
Madera County COP, Valley Children’s Hospital Project, NATL Insured,
5.00%, 3/15/23	8,500,000	8,510,455
5.75%, 3/15/28	27,500,000	27,551,700
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM,
5.40%, 1/15/17	5,165,000	5,365,609
5.50%, 1/15/24	11,790,000	13,794,182
Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL RE,
FGIC Insured, zero cpn.,
8/01/21	9,660,000	8,114,400
8/01/23	10,815,000	8,250,223
5/01/27	12,770,000	8,213,153
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, zero cpn.,
8/01/27	6,315,000	4,359,371
8/01/28	6,625,000	4,383,034
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A,
zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	34,905,200
Murrieta Valley USD, COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	12,876,480
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	17,148,631
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	950,000	951,444
Newport Mesa USD, GO, Election of 2005, Capital Appreciation, zero cpn. to 7/31/21,
6.30% thereafter, 8/01/42	20,000,000	16,382,800
Oak Grove School District GO, Election of 2008, Series B-1, zero cpn., 6/01/41	36,240,000	6,619,961

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Semiannual Report | 21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Oakland GO, Series B, 6.25%, 1/15/39	$10,045,000	$11,451,601
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29	7,225,000	8,218,438
Orange County Water District Revenue COP, Series B, NATL Insured,
ETM, 5.00%, 8/15/28	13,740,000	17,185,442
ETM, 5.00%, 8/15/34	3,305,000	4,180,924
Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,352,233
Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured,
5.00%, 9/01/34	6,980,000	6,984,816
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	21,593,880
Palomar Community College District GO, Convertible Capital Appreciation, Election of 2006,
Series A, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	46,022,300
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	31,981,500
Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of 2004, Series A,
Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	33,670,080
zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	51,400,800
Paramount USD, GO, County of Los Angeles, Election of 2006, BAM Insured, zero cpn.,
8/01/43	32,000,000	5,297,280
8/01/48	28,000,000	3,091,760
Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31	5,000,000	5,006,650
Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	15,398,017
Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21	3,350,000	3,400,217
Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn.,
8/01/43	27,955,000	7,202,885
8/01/46	89,200,000	19,711,416
8/01/49	85,000,000	16,071,800
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,695,000	1,699,424
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	10,354,050
Ramona USD, COP, Convertible Capital Appreciation, Refunding, NATL RE, FGIC Insured, 5.00%,
5/01/32	16,000,000	16,832,480
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,505,312
Series A, 5.00%, 7/01/47	58,450,000	60,196,486
Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
8/15/16	8,605,000	8,504,580
8/15/17	13,605,000	13,259,297
8/15/18	13,605,000	13,025,019
Redding California Electricity System Revenue COP, Series A, NATL RE, FGIC Insured, 5.00%,
6/01/35	12,725,000	12,889,025
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,309,856
Rialto USD, GO, Capital Appreciation,
Election of 1999, Series A, NATL RE, FGIC Insured, zero cpn., 6/01/19	9,370,000	8,345,390
Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	18,324,360
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, 5.00%,
8/01/32	6,930,000	7,609,071
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
NATL Insured, zero cpn.,
6/01/23	14,160,000	10,369,226
6/01/24	13,005,000	9,057,072
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE,
FGIC Insured, 5.00%,
11/01/30	9,905,000	10,349,437
11/01/36	6,345,000	6,598,863

22 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore
Valley AD, Zone 3, 7.875%,
9/01/15	$410,000	$428,954
9/01/16	440,000	480,137
9/01/17	475,000	533,002
Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A,
XLCA Insured, 5.00%, 10/01/35	17,500,000	17,538,500
Riverside County SFMR, Capital Appreciation Mortgage,
Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	21,673,076
Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	21,005,172
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,774,850
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,269,800
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	11,207,500
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,888,517
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured, 5.00%,
9/01/36	10,090,000	10,342,654
Road 17 Levee Area PFAAssessment Revenue, Road 17 Levee Improvement Project, 7.00%,
9/01/39	8,865,000	10,602,540
Rocklin USD, GO,
Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 9/01/16	17,715,000	17,493,385
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/25	8,160,000	5,811,062
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/26	8,695,000	5,876,516
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/27	9,080,000	5,840,256
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/28	16,615,000	10,213,573
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	17,900,000	15,535,768
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,005
Roseville Joint UHSD, GO,
Capital Appreciation, Series A, zero cpn., 8/01/17	7,430,000	6,473,833
Placer and Sacramento Counties, Election of 2004, Series B, NATL RE, FGIC Insured,
Pre-Refunded, 5.00%, 8/01/30	8,375,000	8,712,345
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,698,150
Rowland USD, GO, Series A, AGMC Insured, 5.00%, 8/01/31	17,715,000	19,001,640
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL RE,
FGIC Insured, 5.00%, 10/01/37	8,715,000	9,295,680
Sacramento City Financing Authority Revenue, Capital Improvement, Community Reinsurance
Capital Program, Series A, AMBAC Insured, 5.00%,
12/01/31	16,915,000	17,930,915
12/01/36	5,740,000	6,068,500
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,385,850
Senior, 5.00%, 7/01/40	9,000,000	9,878,130
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,475,100
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,217,200
Sacramento County Sanitation Districts Financing Authority Revenue,
County Sanitation District No. 1, NATL Insured, 5.00%, 8/01/30	11,900,000	12,345,774
Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,691,000
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36	13,220,000	14,029,989
Sacramento Regional County Sanitation District, NATL Insured, Pre-Refunded, 5.00%, 12/01/36	47,875,000	51,575,259
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
12/01/30	10,000,000	10,772,900
Sacramento Regional County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
12/01/35	40,000,000	40,315,600

franklintempleton.com	Semiannual Report | 23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento Water Revenue, 5.00%, 9/01/38	$21,630,000	$24,165,036
San Bernardino Community College District GO, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	12,531,776
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,061,306
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
NATL Insured, 5.70%, 1/01/23	6,315,000	5,869,793
San Diego Community College District GO, Election of 2002, Capital Appreciation, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	26,880,000	24,088,512
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,249,500
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,245,346
Refunding, Sub Series A, 5.00%, 7/01/27	11,565,000	13,195,781
San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, 5.00%,
4/01/44	54,915,000	63,293,382
4/01/48	20,000,000	22,980,600
San Diego County Water Authority Water Revenue COP, Series A, AGMC Insured,
5.00%, 5/01/34	11,030,000	11,258,211
Pre-Refunded, 5.00%, 5/01/34	95,675,000	98,371,121
San Diego RDA Tax Allocation, Horton Plaza Redevelopment Project, Refunding, Series A,
AGMC Insured, 6.00%, 11/01/15	1,640,000	1,647,150
San Diego USD, GO,
Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	44,893,650
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/21	12,160,000	10,181,811
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/22	8,440,000	6,742,800
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/23	11,120,000	8,482,670
Election of 2008, Capital Appreciation, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	16,208,193
Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	93,453,596
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	33,965,156
San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32	28,000,000	31,031,840
San Francisco City and County Airport Commission International Airport Revenue,
Issue 32G, Refunding, Second Series, NATL RE, FGIC Insured, 4.50%, 5/01/28	7,500,000	7,866,300
Series B, 5.00%, 5/01/44	31,000,000	34,836,250
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured,
5.00%, 9/01/31	5,805,000	5,816,436
San Francisco City and County Public Utilities Commission Water Revenue, Sub Series A, 5.00%,
11/01/36	23,490,000	26,432,357
11/01/41	5,800,000	6,468,044
11/01/43	71,735,000	79,901,312
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,666,600
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	19,500,000	19,934,850
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	17,000,000	17,378,080
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	57,000,000	58,250,580
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	64,817,253
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	87,107,635
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	97,785,423
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	86,762,196
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	86,614,120
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	82,040,000	81,354,966
Refunding, Series A, 5.50%, 1/15/28	247,300,000	247,470,637
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	85,500,000	85,545,315
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	21,000,000	21,007,140
senior lien, ETM, zero cpn., 1/01/25	5,700,000	4,486,755

24 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
senior lien, ETM, zero cpn., 1/01/28	$33,545,000	$23,485,190
senior lien, ETM, zero cpn., 1/01/29	37,050,000	24,689,008
San Jose Airport Revenue,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/31	9,415,000	9,420,084
Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	25,500,000	27,043,770
Series D, NATL Insured, 5.00%, 3/01/28	10,000,000	10,005,400
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	21,952,223
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,091,910
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,777,578
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A,
AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,001,650
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,639,672
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,867,776
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	37,355,662
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,331,007
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,034,385
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	10,000,000	10,993,900
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,996,228
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,662,766
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project,
6.50%,
5/01/36	10,000,000	12,228,600
5/01/42	10,000,000	12,154,800
San Jose USD, COP, AGMC Insured, ETM, zero cpn.,
1/01/27	7,105,000	5,048,671
1/01/29	7,105,000	4,668,553
San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn.,
8/01/26	15,825,000	10,351,449
8/01/27	18,605,000	11,816,780
8/01/28	19,470,000	11,807,192
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A,
NATL Insured, 5.00%, 9/01/32	12,500,000	13,636,750
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,189,350
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured, 5.00%,
8/01/39	6,555,000	6,499,283
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	11,430,378
GO, Capital Appreciation, Election of 2000, Series B, NATL RE, FGIC Insured, zero cpn.,
9/01/22	5,000,000	4,075,850
San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28	16,810,000	16,836,896
San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36	5,655,000	5,953,641
San Ramon Valley USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	14,770,000	16,025,893
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/27	5,000,000	5,524,550
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A,
6.25%, 9/01/24	7,005,000	8,414,056
6.75%, 9/01/28	13,500,000	16,520,355
[b]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	3,030,000	2,999,488

franklintempleton.com	Semiannual Report | 25

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
5.125%, 2/01/41	$20,000,000	$21,435,400
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32	9,765,000	10,527,061
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area,
Series A, 7.00%, 9/01/36	5,000,000	5,854,500
Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%, 10/01/48	15,460,000	16,192,031
Saugus USD, GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,201,400
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42	49,000,000	12,395,040
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project,
Series A, 6.05%, 1/01/17	2,795,000	2,807,019
Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
5.30%, 9/01/29	1,615,000	1,615,888
5.40%, 9/01/34	2,000,000	2,001,000
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,823,435
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33	17,500,000	19,869,675
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission
Project, 6.125%, 7/01/18	1,135,000	1,139,949
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	12,870,000	13,742,586
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.20%,
9/01/29	19,160,000	19,173,412
Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn.,
4/01/16	103,885,000	98,940,074
Suisun City PFA Tax Allocation Revenue, Capital Appreciation, Redevelopment Project, Series A,
zero cpn., 10/01/28	17,855,000	8,470,591
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47	10,000,000	10,968,700
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	10,714,000
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,396,752
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
Series A, AGMC Insured, 6.10%, 10/01/15	1,130,000	1,156,951
Series C, AGMC Insured, 6.10%, 7/01/19	3,940,000	4,299,328
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.50%,
5/01/43	10,855,000	11,780,823
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, 6.00%, 8/01/44	10,710,000	12,871,921
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	82,367,250
Series A, NATL Insured, 4.50%, 5/15/47	54,085,000	54,592,317
University of California Revenues,
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	10,000,000	10,671,100
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/41	7,750,000	8,198,028
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34	3,710,000	3,712,894
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	38,720,485
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	14,100,293
[b]Vacaville PFAR, Local Agency, 8.65%, 9/02/18	2,070,000	2,032,988
Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32	7,790,000	8,377,911
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	4,090,000	4,104,233
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	1,230,000	1,230,898
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	28,350,000	30,720,343
Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project
Area, 5.875%, 9/01/37	5,000,000	5,000,400
Vista USD, GO, Election of 2002, Series C, AGMC Insured, 5.00%, 8/01/28	2,000,000	2,157,800

26 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Washington Township Health Care District Revenue,
Refunding, 5.25%, 7/01/29	$6,500,000	$6,507,020
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,190,820
Series A, 5.50%, 7/01/38	11,000,000	11,676,280
West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34	11,035,000	12,171,715
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	9,784,727
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%,
9/01/34	5,000,000	5,600,900
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,651,373
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%,
9/01/30	6,250,000	6,296,813
9/01/31	7,490,000	7,733,575
9/01/35	5,910,000	5,945,342
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34	18,980,000	20,390,783
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured, 5.00%,
9/01/29	10,100,000	10,108,484
9/01/34	12,765,000	12,772,659
		11,849,941,647
U.S. Territories 5.7%
Puerto Rico 5.6%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	7,210,000	6,757,645
5.625%, 5/15/43	25,500,000	23,641,305
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	30,000,000	22,605,000
Refunding, Series A, 5.75%, 7/01/41	20,485,000	15,427,663
Refunding, Series A, AGMC Insured, 5.00%, 7/01/35	27,145,000	26,794,287
Refunding, Series A, NATL Insured, 5.50%, 7/01/20	10,000,000	10,469,600
Refunding, Series E, 5.50%, 7/01/31	18,980,000	14,572,085
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	20,886,810
Series A, 5.125%, 7/01/28	10,000,000	7,457,700
Series A, 5.125%, 7/01/31	68,780,000	51,608,385
Series A, 6.00%, 7/01/38	10,000,000	7,730,600
Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	13,558,824
Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	22,912,748
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.00%, 7/01/36	63,000,000	68,147,730
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Series K, Pre-Refunded, 5.00%,
7/01/40	30,000,000	31,082,100
7/01/45	30,000,000	31,082,100
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
7/01/46	9,475,000	5,551,592
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	2,310,000	2,063,361
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	11,932,200
Refunding, Series A, 5.00%, 7/01/42	24,000,000	14,268,240
Series A, 7.00%, 7/01/33	50,000,000	29,821,000
Series WW, 5.00%, 7/01/28	12,030,000	7,177,700

franklintempleton.com

Semiannual Report | 27

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority Power Revenue, (continued)
Series WW, 5.25%, 7/01/33	$32,250,000	$19,236,480
Series XX, 5.25%, 7/01/40	14,000,000	8,331,400
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,417,432
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	20,000,000	13,850,000
6.00%, 12/15/26	16,000,000	11,642,080
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	26,510,000	19,698,255
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	21,589,699
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27	15,000,000	14,919,150
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28	10,000,000	9,897,600
Refunding, Series N, 5.00%, 7/01/37	10,925,000	8,086,685
Series S, 6.00%, 7/01/41	32,840,000	25,223,419
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	21,000,000	11,143,650
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	80,000,000	63,157,600
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	8,193,600
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	7,657,500
first subordinate, Series A, 5.50%, 8/01/42	10,000,000	7,666,400
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	6,440,800
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	39,074,500
Series A, 5.25%, 8/01/57	10,000,000	7,872,100
		755,647,025
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%,
10/01/37	10,000,000	11,457,700
Total U.S. Territories		767,104,725
Total Municipal Bonds before Short Term Investments
(Cost $11,442,761,653)		12,617,046,372

28 | Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments 1.5%
Municipal Bonds 1.5%
California 1.5%
[c]California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
Series C, Daily VRDN and Put, 0.01%, 11/01/26	$60,700,000	$60,700,000
Series F, Daily VRDN and Put, 0.02%, 11/01/26	31,400,000	31,400,000
[c]California Statewide CDA Revenue, John Muir Health, Refunding, Series A, Daily VRDN and Put,
0.01%, 8/15/36	29,100,000	29,100,000
[c]Los Angeles Department of Water and Power Revenue,
Various, Series B, Sub Series B-3, Daily VRDN and Put, 0.01%, 7/01/34	58,650,000	58,650,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.02%, 7/01/35	29,200,000	29,200,000
Total Short Term Investments (Cost $209,050,000)		209,050,000
Total Investments (Cost $11,651,811,653) 95.7%		12,826,096,372
Other Assets, less Liabilities 4.3%		573,415,865
Net Assets 100.0%		$13,399,512,237

See Abbreviations on page 39.

aSecurity purchased on a when-issued basis. See Note 1(b).
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $5,032,476, representing 0.04% of net assets.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 29

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
September 30, 2014 (unaudited)

Assets:
Investments in securities:
Cost	$11,651,811,653
Value	$12,826,096,372
Cash	460,060,367
Receivables:
Capital shares sold	11,371,034
Interest	148,263,170
Other assets	3,482
Total assets	13,445,794,425
Liabilities:
Payables:
Investment securities purchased	28,159,000
Capital shares redeemed	9,275,528
Management fees	4,960,363
Distribution fees	3,096,723
Transfer agent fees	778,446
Accrued expenses and other liabilities	12,128
Total liabilities	46,282,188
Net assets, at value	$13,399,512,237
Net assets consist of:
Paid-in capital	$12,518,997,495
Undistributed net investment income	20,527,544
Net unrealized appreciation (depreciation)	1,174,284,719
Accumulated net realized gain (loss)	(314,297,521)
Net assets, at value	$13,399,512,237
Class A:
Net assets, at value	$11,362,036,801
Shares outstanding	1,522,314,335
Net asset value per share[a]	$7.46
Maximum offering price per share (net asset value per share ÷ 95.75%)	$7.79
Class C:
Net assets, at value	$1,223,352,586
Shares outstanding	164,243,512
Net asset value and maximum offering price per share[a]	$7.45
Advisor Class:
Net assets, at value	$814,122,850
Shares outstanding	109,266,652
Net asset value and maximum offering price per share	$7.45

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
30 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended September 30, 2014 (unaudited)

Investment income:
Interest	$312,525,894
Expenses:
Management fees (Note 3a)	29,305,877
Distribution fees: (Note 3c)
Class A	5,340,161
Class C	3,847,634
Transfer agent fees: (Note 3e)
Class A	1,505,708
Class C	158,507
Advisor Class	95,069
Custodian fees	54,966
Reports to shareholders	118,080
Registration and filing fees	45,558
Professional fees	61,331
Trustees’ fees and expenses	68,998
Other	184,922
Total expenses	40,786,811
Net investment income	271,739,083
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(1,339,219)
Net change in unrealized appreciation (depreciation) on investments	458,307,926
Net realized and unrealized gain (loss)	456,968,707
Net increase (decrease) in net assets resulting from operations	$728,707,790

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 31

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2014	Year Ended
	(unaudited)	March 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$271,739,083	$585,465,797
Net realized gain (loss) from investments	(1,339,219)	(146,820,511)
Net change in unrealized appreciation (depreciation) on investments	458,307,926	(472,617,597)
Net increase (decrease) in net assets resulting from operations	728,707,790	(33,972,311)
Distributions to shareholders from:
Net investment income:
Class A	(235,944,805)	(512,303,236)
Class C	(21,619,335)	(48,102,555)
Advisor Class	(14,974,742)	(30,931,338)
Total distributions to shareholders	(272,538,882)	(591,337,129)
Capital share transactions: (Note 2)
Class A	(25,647,505)	(1,119,826,231)
Class C	39,236,617	(198,368,848)
Advisor Class	150,174,270	(82,273,762)
Total capital share transactions	163,763,382	(1,400,468,841)
Net increase (decrease) in net assets	619,932,290	(2,025,778,281)
Net assets:
Beginning of period	12,779,579,947	14,805,358,228
End of period	$13,399,512,237	$12,779,579,947
Undistributed net investment income included in net assets:
End of period	$20,527,544	$21,327,343

32 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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Semiannual Report | 33

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Income Taxes (continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

34 | Semiannual Report

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At September 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2014		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	63,711,845	$467,616,663	127,634,165	$909,003,642
Shares issued in reinvestment of distributions	25,027,568	183,084,083	55,422,143	393,993,871
Shares redeemed	(92,190,299)	(676,348,251)	(342,649,384)	(2,422,823,744)
Net increase (decrease)	(3,450,886)	$(25,647,505)	(159,593,076)	$(1,119,826,231)
Class C Shares:
Shares sold	13,319,310	$97,697,442	23,562,825	$168,703,402
Shares issued in reinvestment of distributions	2,410,313	17,605,108	5,432,044	38,577,495
Shares redeemed	(10,393,163)	(76,065,933)	(57,491,337)	(405,649,745)
Net increase (decrease)	5,336,460	$39,236,617	(28,496,468)	$(198,368,848)
Advisor Class Shares:
Shares sold	27,761,817	$203,854,295	35,915,039	$255,824,951
Shares issued in reinvestment of distributions	1,526,438	11,153,590	3,096,961	21,978,503
Shares redeemed	(8,837,627)	(64,833,615)	(51,188,043)	(360,077,216)
Net increase (decrease)	20,450,628	$150,174,270	(12,176,043)	$(82,273,762)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

franklintempleton.com	Semiannual Report	|	35

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$926,442
CDSC retained	$73,261

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended September 30, 2014, the Fund paid transfer agent fees of $1,759,284, of which $768,145 was retained by Investor Services.

36 | Semiannual Report

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At March 31, 2014, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$108,014
Capital loss carryforwards not subject to expiration:
Short term	134,229,801
Long term	173,645,262
Total capital loss carryforwards	$307,983,077

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,655,426,557

Unrealized appreciation	$1,357,096,680
Unrealized depreciation	(186,426,865)
Net unrealized appreciation (depreciation)	$1,170,669,815

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2014, aggregated $486,490,326 and $450,430,569, respectively.

6. Credit Risk

At September 30, 2014, the Fund had 11.02% of its portfolio invested in high yield securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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Semiannual Report | 37

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended September 30, 2014, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

38 | Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
ABAG	The Association of Bay Area Governments	HFAR	Housing Finance Authority Revenue
ACA	American Capital Access Holdings Inc.	ID	Improvement District
AD	Assessment District	IDR	Industrial Development Revenue
AGMC	Assured Guaranty Municipal Corp.	MFHR	Multi-Family Housing Revenue
AMBAC	American Municipal Bond Assurance Corp.	MUD	Municipal Utility District
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
BART	Bay Area Rapid Transit	NATL RE	National Public Financial Guarantee Corp. Reinsured
BHAC	Berkshire Hathaway Assurance Corp.	PBA	Public Building Authority
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PCR	Pollution Control Revenue
CHFCLP	California Health Facilities Construction Loan Program	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RAN	Revenue Anticipation Note
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	RMR	Residential Mortgage Revenue
FHA	Federal Housing Authority/Agency	SFMR	Single Family Mortgage Revenue
FICO	Financing Corp.	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance

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Semiannual Report | 39

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

40 | Semiannual Report

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2014